Cash flow adjustments and changes in operating assets and liabilities (Details 2) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Cash Flow Adjustments And Changes In Operating Assets And Liabilities [Abstract]
Trade payables and other current liabilities	$ (9,958,378)	$ 3,825,278	$ (15,194,955)
Inventories	112,237,473	(28,206,199)	9,937,335
Trade receivables	(50,559,691)	(21,603,553)	(60,778,090)
Other current assets and prepayments	(19,104,258)	(22,660,049)	(4,869,230)
Total	$ 32,615,146	$ (68,644,523)	$ (70,904,940)